FURNITURE, FIXTURES AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross	$ 405,776	$ 398,806	$ 367,180
Accumulated depreciation	(271,517)	(240,304)	(191,429)
Furniture, fixtures, and equipment, net	134,259	158,502	175,751
Depreciation expense	$ 31,214	54,992	55,284
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross	$ 123,086	122,379	111,488
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross	$ 40,540	34,277	20,802
Estimated useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross	$ 221,730	221,730	214,470
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross	$ 20,420	$ 20,420	$ 20,420
Estimated useful life	5 years